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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors/Trustees of Nuveen Funds:

In planning and performing our audits of the financial statements and financial highlights of each of the Nuveen Funds listed in Exhibit A attached (the “Funds”), as of and for the year ended October 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements and financial highlights for external purposes in accordance with U.S. generally accepted accounting principles (GAAP). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements and financial highlights in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements and financial highlights.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements or financial highlights will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of October 31, 2020.

This report is intended solely for the information and use of management and the Board of Directors/Trustees of the Funds and the Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Chicago, Illinois

December 28, 2020

Exhibit A

Closed-Ended Funds

Nuveen Municipal Value Fund, Inc. (NUV)

Nuveen AMT-Free Municipal Value Fund (NUW)

Nuveen Municipal Income Fund, Inc. (NMI)

Nuveen Enhanced Municipal Value Fund (NEV)

Nuveen AMT-Free Municipal Credit Income Fund (NVG)

Nuveen Municipal Credit Income Fund (NZF)

Nuveen Municipal High Income Opportunity Fund (NMZ)

Nuveen Municipal Credit Opportunities Fund (NMCO)

Nuveen Dynamic Municipal Opportunities Fund (NDMO)

Nuveen Quality Municipal Income Fund (NAD)

Nuveen AMT-Free Quality Municipal Income Fund (NEA)

Exchange-Traded Funds (ETF), Nushares ETF Trust

Nuveen ESG Emerging Markets Equity ETF (NUEM)

Nuveen ESG International Developed Markets Equity ETF (NUDM)

Nuveen ESG Large-Cap ETF (NULC)

Nuveen ESG Large-Cap Growth ETF (NULG)

Nuveen ESG Large-Cap Value ETF (NULV)

Nuveen ESG Mid-Cap Growth ETF (NUMG)

Nuveen ESG Mid-Cap Value ETF (NUMV)

Nuveen ESG Small-Cap ETF (NUSC)